Themes Cybersecurity ETF
Schedule of Investments
December 31, 2024 (Unaudited)

COMMON STOCKS - 99.7%	Shares	Value
Industrial Services - 5.0%
Alarm.com Holdings, Inc. (a)	1,458	$88,646

Software & Technology Services - 87.8%(b)
BlackBerry Ltd. (a)	25,442	96,171
Booz Allen Hamilton Holding Corp.	483	62,162
CACI International, Inc. - Class A (a)	151	61,013
Change Holdings, Inc.	1,400	10,642
Check Point Software Technologies Ltd. (a)	384	71,693
Clear Secure, Inc. - Class A	2,339	62,311
Crowdstrike Holdings, Inc. - Class A (a)	260	88,962
Cyber Security Cloud, Inc. (a)	300	3,737
CyberArk Software Ltd. (a)	270	89,950
Digital Arts, Inc.	500	19,193
Elements, Inc. (a)	700	2,051
Fastly, Inc. - Class A (a)	5,624	53,091
Fortinet, Inc. (a)	971	91,740
Hennge KK	700	5,570
Netcompany Group AS (a)(c)	1,770	83,347
Okta, Inc. (a)	1,019	80,297
OneSpan, Inc. (a)	1,550	28,737
Palo Alto Networks, Inc. (a)	428	77,879
Qualys, Inc. (a)	626	87,778
Radware Ltd. (a)	1,544	34,786
Rapid7, Inc. (a)	1,937	77,926
SentinelOne, Inc. - Class A (a)	3,112	69,086
Tenable Holdings, Inc. (a)	1,877	73,916
Trend Micro, Inc. (a)	1,400	76,226
Varonis Systems, Inc. (a)	1,329	59,047
Zscaler, Inc. (a)	420	75,772
		1,543,083

Tech Hardware & Semiconductors - 3.3%
A10 Networks, Inc.	3,137	57,721

Telecommunications - 3.6%
Broadband Tower, Inc.	2,030	2,374
NEXTDC Ltd. (a)	6,538	60,984
		63,358
TOTAL COMMON STOCKS (Cost $1,647,701)		1,752,808

SHORT-TERM INVESTMENTS - 0.2%		Value
Money Market Funds - 0.2%	Shares
First American Treasury Obligations Fund - Class X, 4.40% (d)	3,511	3,511
TOTAL SHORT-TERM INVESTMENTS (Cost $3,511)		3,511

TOTAL INVESTMENTS - 99.9% (Cost $1,651,212)		1,756,319
Other Assets in Excess of Liabilities - 0.1%		1,476
TOTAL NET ASSETS - 100.0%		$1,757,795
two		–%
Percentages are stated as a percent of net assets.		–%

AS - Aksjeselskap

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2024, the value of these securities total $83,347 or 4.7% of the Fund’s net assets.

(d)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.

Summary of Fair Value Disclosure as of December 31, 2024 (Unaudited)

Themes Cybersecurity ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$1,752,808	$–	$–	$1,752,808
Money Market Funds	3,511	–	–	3,511
Total Investments	$1,756,319	$–	$–	$1,756,319

Refer to the Schedule of Investments for further disaggregation of investment categories.